Schedule of Investments (unaudited) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$540	$587,241
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,438,848
Series D, Sub Lien, 7.00%, 10/01/51	4,335	4,978,271
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	855	984,701
Series B1, (AGM), 3.00%, 06/01/50	2,375	2,503,554
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,730,432
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	770	772,828
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	3,795	4,602,310

		17,598,185

Arizona — 2.6%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	246,008
Series A, 5.00%, 07/01/39	190	200,568
Series A, 5.00%, 07/01/49	210	220,056
Series A, 5.00%, 07/01/54	165	172,657
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,344,665
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	100	115,392
5.00%, 05/15/56	400	454,293
Industrial Development Authority of the City of Phoenix, RB 5.00%, 07/01/59	465	551,452
Series A, 5.00%, 07/01/46(b)	1,825	2,003,098
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(b)	275	305,290
Industrial Development Authority of the County of Pima, RB(b) 5.00%, 06/15/47	325	329,189
5.00%, 07/01/49	350	369,243
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39(b)	100	117,385
5.00%, 07/01/54(b)	210	240,492
Series A, 4.13%, 09/01/38	820	948,788
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	1,379,405
Salt Verde Financial Corp., RB 5.00%, 12/01/32	5,635	7,359,186
5.00%, 12/01/37	2,000	2,797,820

		19,154,987

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	3,305	3,649,497

California — 9.8%
California Community Choice Financing Authority RB, Series A, 4.00%, 10/01/52(a)	4,325	4,999,397
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	350	350,446

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49.	$2,315	$3,662,161
California Health Facilities Financing Authority Refunding RB, 4.00%, 08/15/48(c)	1,680	1,992,430
California Health Facilities Financing Authority, Refunding RB 5.00%, 08/01/50	1,000	1,255,079
Series A, 5.00%, 07/01/33	1,765	1,890,592
Series A, 4.00%, 03/01/39	890	989,180
Series A, 4.00%, 04/01/45	1,220	1,408,048
California Housing Finance Agency, RB, M/F Housing Class A, 3.25%, 08/20/36	2,635	2,985,804
Class A, (FHLMC COLL), 3.75%, 03/25/35	4,990	5,896,460
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	861,909
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	219,311
Series A, 5.25%, 08/15/49	510	543,285
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	2,130	2,214,584
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,895,962
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	2,015	2,182,578
Series I, 5.50%, 11/01/31	3,100	3,400,551
Series I, 5.50%, 11/01/33	1,500	1,644,156
Series I, 5.00%, 11/01/38	1,065	1,154,732
California Statewide Communities Development Authority, Refunding RB(b)
Series A, 5.00%, 06/01/36	990	1,126,952
Series A, 5.00%, 06/01/46	1,220	1,367,183
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/31	375	494,838
Series A, AMT, 5.00%, 05/15/32	450	591,089
Series A, AMT, 5.00%, 05/15/33	445	584,037
Series A, AMT, 5.00%, 05/15/38	315	406,570
Series A, AMT, 5.00%, 05/15/39	340	438,239
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	620	630,825
Series A-1, 5.25%, 06/01/47	590	601,035
Series A-2, 5.00%, 06/01/47	4,725	4,808,420
Kern Community College District, GO, Series C, 5.50%, 11/01/23(d)	2,155	2,366,084
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(d)	3,905	4,183,962
Series J, 5.25%, 05/15/38	1,110	1,185,378
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(d)	2,000	2,367,496
Riverside County Transportation Commission Refunding RB, 4.00%, 06/01/40	1,685	1,996,376
Riverside County Transportation Commission, Refunding RB 4.00%, 06/01/47	715	821,299
3.00%, 06/01/49	490	516,997

1

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	$720	$770,813
Series A, AMT, 5.25%, 05/01/33	560	596,790
San Marcos Unified School District, GO, CAB(e)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,433,714
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,553,863
State of California, Refunding GO, 3.00%, 12/01/46	550	598,977
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(d)	490	543,546
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	933,259

		71,464,407

Colorado — 1.9%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,915	2,473,826
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	250	261,644
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32.	1,750	1,906,250
Series A, AMT, 5.50%, 11/15/28	500	547,283
Series A, AMT, 5.50%, 11/15/30	225	246,068
Series A, AMT, 5.50%, 11/15/31	270	295,122
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/38(e)	1,835	1,051,248
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	320	353,243
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	425	473,765
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,945	2,233,097
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,517,008
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	495	508,674
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/39	650	699,018
State of Colorado, COP, Series O, 4.00%, 03/15/44	1,405	1,632,180

		14,198,426

Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36.	365	437,205
Series A, 4.00%, 05/01/39	230	273,766
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,435	4,075,002

		4,785,973

Delaware — 0.2%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,260	1,418,904

District of Columbia — 3.1%
District of Columbia Housing Finance Agency RB, M/F Housing, Series B-1, (FHA 542(C)), 2.55%, 03/01/42	1,120	1,127,554
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,500	11,851,935
District of Columbia, Refunding RB 5.00%, 04/01/35	465	554,541
5.00%, 10/01/48	2,525	3,054,730
Series A, 6.00%, 07/01/23(d)	820	894,238

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, TA, 5.13%, 06/01/41	$690	$692,459
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53.	2,195	2,223,425
Series B, Subordinate, 4.00%, 10/01/49	1,995	2,260,028

		22,658,910

Florida — 5.4%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32.	215	268,815
Series A-1, 5.00%, 10/01/33	240	299,277
Series A-1, 5.00%, 10/01/34	240	298,568
Series A-1, 5.00%, 10/01/35	80	99,241
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(b)	190	202,462
Series A, 5.00%, 12/15/49	140	157,715
Series A, 5.00%, 12/15/54	125	140,558
Celebration Pointe Community Development District, SAB(b) 5.00%, 05/01/32	215	238,011
5.00%, 05/01/48	530	576,394
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,624,853
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	575	651,562
Series A, AMT, 4.00%, 10/01/49	330	373,613
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37.	355	421,996
Series A, 4.00%, 10/01/38	355	420,919
Series A, 4.00%, 10/01/39	265	313,807
Series A, AMT, 5.00%, 10/01/22(d)	2,165	2,249,706
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(d)	500	545,371
County of Miami-Dade Seaport Department, ARB(d)
Series A, 5.50%, 10/01/23	2,125	2,327,521
Series A, 6.00%, 10/01/23	7,515	8,299,761
Series B, AMT, 6.00%, 10/01/23	1,775	1,958,216
Series B, AMT, 6.25%, 10/01/23	310	343,302
County of Miami-Dade Seaport Department, Refunding RB, Series D, AMT, 6.00%, 10/01/23(d)	735	810,610
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46.	1,665	745,472
Series A-2, 0.00%, 10/01/47	1,610	694,197
Series A-2, 0.00%, 10/01/48	1,135	471,237
Series A-2, 0.00%, 10/01/49	935	374,719
Florida Development Finance Corp., RB(b)
Series A, 5.00%, 06/15/40	240	276,726
Series A, 5.00%, 06/15/50	795	909,554
Series A, 5.00%, 06/15/55	475	543,496
AMT, 5.00%, 05/01/29	180	191,442
Series A, AMT, 5.00%, 08/01/29(a)	100	102,418
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	105	115,482
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,170	1,276,291
Jacksonville Port Authority, Refunding ARB, AMT, 5.00%, 11/01/22(d)	1,665	1,736,172

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB 5.25%, 05/01/37	$180	$200,573
5.38%, 05/01/47	185	204,769
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (GNMA/FNMA/FHLMC), 6.00%, 09/01/40	40	40,142
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,000	1,090,900
Osceola Chain Lakes Community Development District, SAB 4.00%, 05/01/40	270	289,599
4.00%, 05/01/50	260	275,385
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(d)	1,585	1,703,493
Sarasota County Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45.	475	610,249
Series A, 5.00%, 10/01/50	715	915,977
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(f)(g)	1,670	1,057,991
Village Community Development District No.10, SAB, 5.13%, 05/01/43	665	682,331
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,930	2,369,909

		39,500,802

Georgia — 4.0%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(d)	715	830,114
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	795	805,747
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	540	748,872
Series A, 5.00%, 05/15/36	540	760,353
Series A, 5.00%, 05/15/37	595	849,571
Series A, 5.00%, 05/15/38	325	470,499
Series A, 5.00%, 05/15/49	7,195	10,955,553
Series C, 4.00%, 05/01/52(a)	3,910	4,602,070
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	3,585	4,006,080
4.00%, 01/01/59	3,525	3,930,453
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,360	1,529,846

		29,489,158

Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,130,247
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	269,269
AMT, 5.25%, 08/01/26	810	872,209

		2,271,725

Idaho — 0.6%
Idaho Health Facilities Authority Refunding RB, 3.00%, 03/01/51(c)	2,845	2,952,948
Idaho Health Facilities Authority, RB 4.00%, 12/01/43	605	709,144
Series 2017, 5.00%, 12/01/46	805	971,754

		4,633,846

Security	Par (000)	Value

Illinois — 10.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36.	$405	$509,068
Series A, 5.00%, 12/01/38.	200	250,390
Series A, 5.00%, 12/01/39	100	124,909
Series A, 5.00%, 12/01/40	310	386,264
Series A, 5.00%, 12/01/41	210	261,308
Series C, 5.25%, 12/01/35	2,790	3,099,453
Series D, 5.00%, 12/01/46	3,605	3,961,904
Series H, 5.00%, 12/01/36	495	583,786
Series H, 5.00%, 12/01/46	215	251,408
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,215	1,407,118
Series D, 5.00%, 12/01/27	1,600	1,935,118
Series D, 5.00%, 12/01/31	150	179,554
Series F, 5.00%, 12/01/22	880	920,038
Series F, 5.00%, 12/01/23	290	315,570
Series G, 5.00%, 12/01/34	710	840,023
Series G, 5.00%, 12/01/44	150	175,188
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,010	1,091,027
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,035	1,215,919
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	6,290	6,290,000
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,379,364
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	500	519,113
Cook County Community College District No. 508, GO 5.50%, 12/01/38	2,670	2,891,068
5.25%, 12/01/43	3,850	4,111,777
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	551,930
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/15/50	600	684,757
Series C, 5.00%, 02/15/41	1,600	1,910,006
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	1,420	1,794,617
Series C, 5.00%, 01/01/37	3,005	3,385,391
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	280	325,502
Series A, 5.00%, 06/15/57	2,745	3,204,832
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(e)	2,165	809,418
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,705	3,038,470
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(e)
Series B, (AGM), 0.00%, 06/15/43	5,700	3,216,601
Series B, (AGM), 0.00%, 06/15/44	2,980	1,628,320
Series B, 0.00%, 12/15/54	3,020	1,097,843
State of Illinois, GO 5.25%, 02/01/31	730	797,081
5.25%, 02/01/32	2,500	2,729,730
5.50%, 07/01/33	3,000	3,213,135
5.00%, 03/01/37	455	459,665
5.50%, 07/01/38	620	666,248
5.00%, 02/01/39	1,640	1,773,998
Series A, 5.00%, 04/01/35	3,500	3,692,903
Series A, 5.00%, 04/01/38	5,020	5,296,677
Series C, 4.00%, 11/01/43	440	498,932

3

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
Series D, 5.00%, 11/01/28	$505	$605,001
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	216,703
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,489,061

		75,786,188

Indiana — 1.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,090	1,208,154
AMT, 7.00%, 01/01/44	4,625	5,147,162
Indiana Finance Authority, RB(d)
Series A, AMT, 5.00%, 07/01/23	3,075	3,300,382
Series A, AMT, 5.25%, 07/01/23	560	603,335
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/22(d)	2,030	2,052,965
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,780	1,868,639

		14,180,637

Iowa — 1.3%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	1,270	1,377,334
Series B, 5.25%, 12/01/50(a)	4,855	5,282,818
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	2,425	2,514,621

		9,174,773

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	475	512,217

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(d)	1,385	1,459,512
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(e)	5,000	4,840,835
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(h)	1,655	2,050,538

		8,350,885

Louisiana — 0.8%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,000	1,104,220
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	435	436,095
Series A, 5.25%, 05/15/32	1,540	1,571,444
Series A, 5.25%, 05/15/33	1,675	1,709,105
Series A, 5.25%, 05/15/35	955	1,015,937

		5,836,801

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	149,329
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	455	550,044

		699,373

Security	Par (000)	Value

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47.	$1,975	$2,290,623
Massachusetts Development Finance Agency, Refunding RB 5.00%, 01/01/41	525	585,709
5.00%, 01/01/45	375	417,078
Series A, 4.00%, 07/01/44	685	771,371
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	1,220	1,545,669

		5,610,450

Michigan — 2.0%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(d)	6,750	6,950,252
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,022
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,357,415
Michigan Finance Authority, RB, Series C-1, Senior Lien, 5.00%, 07/01/22(d)	275	282,742
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	895	1,027,551
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,890	1,902,797
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,100	1,370,459
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,680	2,002,464

		14,898,702

Minnesota — 2.1%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49.	1,790	2,180,342
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	7,760	8,714,806
Series A, 5.25%, 02/15/53	2,230	2,699,143
Series A, 5.25%, 02/15/58	1,435	1,737,267

		15,331,558

Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,322,881
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(d)	260	281,226

		1,604,107

Missouri — 1.6%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(f)(g)	6,000	2,130,000
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	3,180	3,653,057
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	345	364,326
Series A, 4.00%, 07/01/40	1,830	2,199,731
Series A, 4.00%, 07/01/46	655	773,360

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57.	$975	$1,103,558
Missouri Housing Development Commission, RB, S/F Housing
(GNMA/FNMA/FHLMC COLL), 2.35%, 11/01/46	450	456,334
(GNMA/FNMA/FHLMC COLL), 2.40%, 11/01/51	465	455,480
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	567,535

		11,703,381

Montana — 0.6%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	125	137,120
Montana State Board of Regents Refunding RB
Series G, 3.00%, 11/15/43	1,120	1,210,555
Series G, 4.00%, 11/15/46	2,750	3,274,067

		4,621,742

Nebraska — 0.5%
Central Plains Energy Project, RB 5.25%, 09/01/37	1,155	1,194,873
5.00%, 09/01/42	2,025	2,091,193

		3,286,066

New Hampshire(b) — 0.6%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43(a)	170	180,991
Series B, 4.63%, 11/01/42	2,350	2,449,703
Series B, AMT, 3.75%, 07/01/45(a)	270	286,342
Series C, AMT, 4.88%, 11/01/42	1,260	1,318,319

		4,235,355

New Jersey — 12.6%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,390	2,639,774
5.25%, 11/01/44	2,250	2,455,628
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,830	2,135,707
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	645	12,900
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	560	638,759
4.00%, 11/01/39	450	511,091
5.00%, 06/15/49	2,535	3,075,761
Series EEE, 5.00%, 06/15/43	3,710	4,500,497
Series EEE, 5.00%, 06/15/48	4,020	4,880,602
AMT, 5.13%, 09/15/23	1,705	1,762,083
AMT, (AGM), 5.00%, 01/01/31	530	576,165
AMT, 5.38%, 01/01/43	1,500	1,635,444
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,570	1,817,062
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/31	775	938,736
New Jersey Economic Development Authority, Refunding SAB 6.50%, 04/01/28	7,475	8,239,872
5.75%, 04/01/31	705	756,622

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	$665	$679,473
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series A, (HUD SECT 8), 2.30%, 11/01/40	1,150	1,155,643
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/28.	500	586,016
Series AA, 5.50%, 06/15/39	3,845	4,116,011
Series AA, 5.00%, 06/15/44	2,085	2,231,311
Series AA, 4.00%, 06/15/45	855	978,838
Series AA, 5.00%, 06/15/45	415	468,078
Series BB, 4.00%, 06/15/50	1,645	1,845,420
Series BB, 5.00%, 06/15/50	5,395	6,521,071
Series S, 5.25%, 06/15/43	1,145	1,426,233
Series S, 5.00%, 06/15/46	2,930	3,563,343
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(d)	770	791,513
Series A, 4.00%, 01/01/42	800	947,720
Series A, 4.00%, 01/01/48	1,190	1,368,920
Series E, 5.00%, 01/01/45	2,810	3,148,377
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(d)	735	784,473
State of New Jersey, GO
Series A, 4.00%, 06/01/31	620	764,445
Series A, 3.00%, 06/01/32	1,430	1,627,307
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,605	1,946,870
Series A, 5.25%, 06/01/46	4,415	5,332,287
Sub-Series B, 5.00%, 06/01/46	12,780	14,919,462

		91,779,514

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	111,527

New York — 15.5%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	558,399
City of New York, GO
Series A-1, 5.00%, 08/01/47	4,530	5,820,746
Series C, 5.00%, 08/01/42	1,870	2,387,597
Series D-1, 4.00%, 03/01/44	515	600,374
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	3,305	3,628,179
Series B, 5.25%, 11/15/39	910	998,144
Series C, 4.00%, 11/15/33	100	104,595
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/22	400	417,672
Series C-1, 5.00%, 11/15/25	100	115,413
Series C-1, 5.00%, 11/15/26	65	76,788
Series C-1, 4.75%, 11/15/45	6,795	8,145,717
Series C-1, 5.00%, 11/15/50	575	696,595
Series C-1, 5.25%, 11/15/55	845	1,039,587
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/46	1,090	1,237,855
Series A, 4.00%, 07/01/50	1,175	1,364,512

5

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55.	$3,375	$3,408,143
Series C-1A, 4.20%, 11/01/44	3,000	3,089,088
Series H, 2.55%, 11/01/45	925	904,918
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D-1-B, (FHA 542 (C)), 2.50%, 11/01/55	1,500	1,390,926
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	2,060	2,167,989
3.00%, 03/01/49	1,645	1,701,682
Series A, Class A, (AGM), 3.00%, 01/01/37	235	250,619
Series A, Class A, (AGM), 3.00%, 01/01/39	235	250,311
Series A, Class A, (AGM), 3.00%, 01/01/40	165	175,328
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	5,000	5,847,015
Sub-Series E-1, 5.00%, 02/01/42	3,450	3,475,416
Series C, Subordinate, 4.00%, 05/01/45	1,200	1,418,324
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	480	574,028
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,400	3,452,176
New York Liberty Development Corp., Refunding RB 2.88%, 11/15/46	5,210	5,306,630
3.00%, 11/15/51	1,190	1,237,061
Series 1, Class 1, 5.00%, 11/15/44(b)	6,110	6,686,295
Series 2, Class 2, 5.15%, 11/15/34(b)	470	524,459
Series 2, Class 2, 5.38%, 11/15/40(b)	1,175	1,313,592
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,225	1,423,238
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45.	1,530	1,891,394
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,945	2,414,307
New York State Housing Finance Agency RB, M/F Housing, Series G, (SONYMA), 2.60%, 11/01/46	2,205	2,195,627
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/45	3,110	3,587,015
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49.	8,750	10,221,356
Series A, 3.00%, 03/15/50	1,420	1,507,091
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,600	1,771,830
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	640	793,546
AMT, 5.00%, 10/01/40	1,825	2,227,115
AMT, 4.00%, 04/30/53	425	485,964
Port Authority of New York & New Jersey, ARB 4.00%, 09/01/45	2,500	2,911,188
4.00%, 09/01/49	1,500	1,725,692
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/40	1,350	1,597,991
State of New York Mortgage Agency RB, S/F Housing, (SONYMA), 2.60%, 10/01/44	2,145	2,161,615
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,085	1,271,769
Series A, 5.00%, 11/15/54	935	1,183,091

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority, RB (continued)
Series A, 5.00%, 11/15/56.	$1,640	$2,093,127
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,001	1,094,280
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	240	261,685

		113,185,094

North Carolina — 0.7%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51.	2,255	2,448,932
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	125	140,878
Series A, 5.00%, 10/01/40	190	230,906
Series A, 4.00%, 10/01/45	565	632,912
Series A, 5.00%, 10/01/45	340	412,274
Series A, 4.00%, 10/01/50	145	162,442
Series A, 5.00%, 10/01/50	380	456,160
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	590	928,022

		5,412,526

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,253,823

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	315	368,398
Series A-2, Class 1, 4.00%, 06/01/38	315	366,698
Series A-2, Class 1, 4.00%, 06/01/39	315	364,576
Series A-2, Class 1, 4.00%, 06/01/48	825	932,297
Series B-2, Class 2, 5.00%, 06/01/55	8,295	9,497,692
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	450	478,637
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	435	521,823
Series A, 6.13%, 07/01/22(d)	920	951,529
Series A, 4.00%, 12/01/49	555	644,771
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	2,415	2,775,813
Series A, 3.75%, 08/15/50	1,155	1,287,870
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	960	1,119,487
Ohio Turnpike & Infrastructure Commission, RB,
Series A-1, Junior Lien, 5.25%, 02/15/31	2,885	3,049,560
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	961,212

		23,320,363

Oklahoma — 1.3%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	468,150
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	2,225	2,703,139
Oklahoma Turnpike Authority, RB Series A, 4.00%, 01/01/48	2,230	2,538,228

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB (continued)
Series C, 4.00%, 01/01/42	$2,120	$2,419,787
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,612,550

		9,741,854

Oregon — 0.6%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	1,445	816,760
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	470	295,768
Oregon State Facilities Authority, RB, (AGM), 5.00%, 07/01/22(d)	715	734,987
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,980	2,456,828

		4,304,343

Pennsylvania — 3.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(b) 5.00%, 05/01/42	420	482,172
Subordinate, 5.00%, 05/01/28	80	90,672
Subordinate, 5.13%, 05/01/32	100	118,072
Subordinate, 5.38%, 05/01/42	145	168,502
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,544,182
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(d)	1,530	1,637,046
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	885	908,577
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43.	1,350	1,635,867
Series A, 4.00%, 09/01/49	615	687,890
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	3,680	4,230,947
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	508,896
Pennsylvania Higher Educational Facilities Authority, RB 4.00%, 08/15/44	1,150	1,343,513
4.00%, 08/15/49	2,545	2,942,239
Pennsylvania Housing Finance Agency RB, S/F Housing, 2.45%, 10/01/41(c)	2,865	2,874,767
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,535	1,724,708
Series A, Subordinate, 4.00%, 12/01/46	2,500	2,885,715

		24,783,765

Puerto Rico — 5.9%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	715	733,392
5.63%, 05/15/43	1,755	1,776,364
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	4,655	4,784,791
Series A, Senior Lien, 5.13%, 07/01/37	1,335	1,373,181

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$5,224	$5,957,183
Series A-1, Restructured, 5.00%, 07/01/58	15,367	17,664,210
Series A-2, Restructured, 4.33%, 07/01/40	2,333	2,623,528
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,716,095
Series B-1, Restructured, 4.75%, 07/01/53	164	186,660
Series B-2, Restructured, 4.78%, 07/01/58	159	180,780
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	12,023	4,013,638

		43,009,822

Rhode Island — 2.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	310	328,489
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,690	1,895,355
Series A, 5.00%, 06/01/40	950	1,062,205
Series B, 4.50%, 06/01/45	6,550	7,124,330
Series B, 5.00%, 06/01/50	4,880	5,408,772

		15,819,151

South Carolina — 5.2%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/26	1,810	1,954,052
Series A, AMT, 6.00%, 07/01/38	1,155	1,250,485
Series A, AMT, 5.50%, 07/01/41	1,000	1,073,233
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(d)	3,295	3,621,077
South Carolina Jobs-Economic Development Authority, RB(b) 5.00%, 01/01/40	385	415,731
5.00%, 01/01/55	335	353,632
South Carolina Jobs-Economic Development Authority, Refunding RB 5.00%, 02/01/38	2,710	3,137,947
Series A, 5.00%, 05/01/43	2,430	2,923,864
Series A, 5.00%, 05/01/48	4,620	5,522,512
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(d)	1,085	1,264,586
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,810	5,337,176
Series E, 5.50%, 12/01/53	2,040	2,221,707
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,755	1,978,915
Series A, 5.00%, 12/01/55	465	523,234
Series C, 5.00%, 12/01/46	1,795	1,999,971
Series E, 5.25%, 12/01/55	3,750	4,329,904

		37,908,026

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	1,295	1,495,864

Tennessee — 3.7%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(d)	1,910	2,013,199
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	170	195,325

7

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	$1,760	$2,222,702
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40.	740	862,833
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49.	445	497,521
Series A, 5.25%, 10/01/58	3,840	4,677,727
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	11,500	13,413,358
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,680	3,461,550

		27,344,215

Texas — 6.6%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	380	360,842
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	2,390	2,716,321
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(d)	505	531,095
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	665	741,796
City of Beaumont Texas, GO, 5.25%, 03/01/23(d)	2,070	2,198,054
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	150	150,671
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	100	115,997
City of Houston Texas Airport System Revenue, Refunding RB AMT, 5.00%, 07/01/29	595	642,945
Series A, AMT, 5.00%, 07/01/27	100	115,736
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,565,537
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	249,429
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,737,970
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(d)	630	675,774
Harris County-Houston Sports Authority, Refunding RB(e)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(d)	2,300	1,114,286
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	5,958,160
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(e)	4,750	2,370,982
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	780,358
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(e)	10,540	5,764,126
New Hope Cultural Education Facilities Finance Corp., RB(b)
Series A, 5.13%, 08/15/47.	1,085	1,085,763
Series A, 5.00%, 08/15/50	180	192,851
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(d)(e)	640	344,007

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	$3,185	$3,684,430
Red River Education Finance Corp., RB, 5.25%, 03/15/23(d)	940	1,000,562
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,370	1,684,011
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	4,955	6,087,133
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	102,046
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	975	1,107,748
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,715	1,985,348
Texas Transportation Commission, RB, CAB(e) 0.00%, 08/01/40	500	240,856
0.00%, 08/01/41	2,000	909,418
0.00%, 08/01/42	2,345	1,005,832

		48,220,084

Utah — 0.6%
County of Utah, RB
Series A, 4.00%, 05/15/43.	240	281,661
Series A, 3.00%, 05/15/50	1,085	1,141,547
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	995	1,174,817
Series A, AMT, 5.00%, 07/01/48	955	1,145,759
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	100	107,998
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	156,457

		4,008,239

Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency, Refunding RB 5.00%, 11/01/49	1,915	2,404,801
4.00%, 11/01/50	1,725	1,988,318
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	345	355,920

		4,749,039

Virginia — 1.7%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26.	405	411,355
Series A, 5.13%, 03/01/31	790	800,784
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	865	948,937
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45	305	336,752
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(d)	805	808,126
Lynchburg Economic Development Authority Refunding RB, 3.00%, 01/01/51	525	542,686
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	365	424,545
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	1,027,567

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, M/F Housing, Series 1, (GNMA/FNMA/FHLMC), 2.55%, 11/01/50	$1,520	$1,508,954
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	2,005	2,056,859
AMT, Senior Lien, 6.00%, 01/01/37	3,440	3,542,825

		12,409,390

Washington — 3.1%
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(d)	2,335	2,753,712
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,615	1,905,897
Series C, AMT, 5.00%, 04/01/40	1,050	1,167,150
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	6,320	8,005,102
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(d)	3,160	3,348,892
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	375	429,256
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	1,966	2,293,268
Washington State Housing Finance Commission, Refunding RB(b)
5.00%, 01/01/43	1,000	1,162,147
5.00%, 01/01/48	1,405	1,627,407

		22,692,831

West Virginia — 0.1%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43.	570	620,885

Wisconsin — 1.4%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41.	205	248,851
Series A, 5.00%, 07/01/55(b)	120	130,859
Series A-1, 4.50%, 01/01/35(b)	210	230,791
AMT, 4.00%, 09/30/51	1,835	2,031,194
AMT, 4.00%, 03/31/56	1,925	2,131,052
Public Finance Authority, Refunding RB(b) 5.25%, 05/15/52	735	800,830
5.00%, 09/01/54	115	124,010
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 08/15/46	3,280	3,819,485
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	701,755

		10,218,827

Total Municipal Bonds — 124.5% (Cost: $833,657,059)		909,046,237

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 3.6%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(j)	3,358	3,806,458
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	4,050	4,704,120

Security	Par (000)	Value

California (continued)
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46.	$1,839	$2,115,489
Sacramento Area Flood Control Agency, Refunding SAB
5.00%, 10/01/47	3,344	3,951,821
Series A, 5.00%, 10/01/43	4,725	5,584,961
San Diego County Regional Airport Authority, ARB(c)(j)
Series B, AMT, Subordinate, 4.00%, 07/01/56	1,441	1,655,785
Series B, AMT, Subordinate, 5.00%, 07/01/56	3,436	4,292,014

		26,110,648

Colorado — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	2,463	3,044,012
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(j)	3,920	4,449,296
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,180	1,303,386

		8,796,694

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,216	1,416,196

District of Columbia — 1.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	2,361	2,606,098
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	6,986	7,952,878

		10,558,976

Florida — 0.9%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	5,672	6,357,349

Georgia — 0.9%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48.	4,396	5,010,114
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44.	1,582	1,705,119

		6,715,233

Idaho — 0.7%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	4,800	5,479,270

Illinois — 0.9%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/41	1,540	1,755,267
Series C, 4.00%, 02/15/41(d)	4	4,403
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	4,244	4,778,596

		6,538,266

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,730	3,000,500

Massachusetts — 1.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,238	2,454,574

9

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	$4,979	$5,827,820
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-1, (FHA), 3.10%, 06/01/60	2,642	2,685,232
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,273	1,352,032

		12,319,658

Michigan — 1.4%
Michigan Finance Authority, RB, 4.00%, 02/15/47	4,376	5,047,044
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	5,000	5,407,549

		10,454,593

New Jersey — 0.3%
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, 4.25%, 12/01/50	1,804	1,930,581

New York — 9.3%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(j)	2,380	2,964,931
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,270	5,809,445
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, Subordinate, 3.00%, 05/01/46	3,020	3,222,082
New York City Water & Sewer System, Refunding RB
Series BB, 5.25%, 06/15/44(d)	2,999	3,004,330
Series FF, 5.00%, 06/15/45	2,499	2,558,434
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	21,419	21,457,602
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,459	1,694,673
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	6,576	7,613,221
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	3,164	3,627,489
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46.	7,217	8,315,434
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	2,818	3,196,746
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,600	4,163,906

		67,628,293

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55(d)	3,540	4,116,831
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	1,841	2,000,840

		6,117,671

Security	Par (000)	Value

Pennsylvania — 3.0%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(j)	$7,498	$8,546,662
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42.	7,079	8,553,846
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, (AGM), 5.00%, 06/01/35	3,110	3,768,263
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,177,626

		22,046,397

Rhode Island — 1.1%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43(d)	1,695	1,743,263
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	5,571	6,274,879

		8,018,142

Texas — 3.2%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	4,322	4,457,439
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/43(d)	3,440	3,631,126
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	2,240	2,274,478
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,814	1,975,991
Series A, (GNMA), 3.75%, 09/01/49	1,814	1,975,991
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	7,600	8,861,587

		23,176,612

Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB(j)
Series A, Senior Lien, 5.50%, 07/01/57	4,553	5,670,419
Series A, Senior Lien, 4.00%, 07/01/60	5,115	5,944,630
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,320	6,130,934

		17,745,983

West Virginia — 0.7%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	4,222	4,814,395

Wisconsin — 1.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	3,072	3,439,101

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43.	$2,658	$2,946,272
Series A, 4.45%, 05/01/57.	3,322	3,682,840

		10,068,213

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.5% (Cost: $240,971,298)		259,293,670

Total Long-Term Investments — 160.0% (Cost: $1,074,628,357)		1,168,339,907

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	11,247,003	11,248,128

Total Short-Term Securities — 1.5% (Cost: $11,248,128)		11,248,128

Total Investments — 161.5% (Cost: $1,085,876,485)		1,179,588,035

Other Assets Less Liabilities — 0.1%		1,102,220
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.2)%		(147,652,486)

VMTP Shares at Liquidation Value — (41.4)%		(302,700,000)

Net Assets Applicable to Common Shares — 100.0%		$730,337,769

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2025 to July 1, 2029, is $27,945,222.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$15,829,553	$—	$ (4,580,399)(a)	$(1,026)	$—	$11,248,128	11,247,003	$183	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	303	03/22/22	$ 39,627	$(514,848)
U.S. Long Bond	242	03/22/22	39,249	(796,573)
5-Year U.S. Treasury Note	132	03/31/22	16,020	(125,070)

				$(1,436,491)

11

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$909,046,237	$—	$909,046,237
Municipal Bonds Transferred to Tender Option Bond Trusts	—	259,293,670	—	259,293,670
Short-Term Securities
Money Market Funds	11,248,128	—	—	11,248,128

	$11,248,128	$1,168,339,907	$—	$1,179,588,035

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,436,491)	$—	$—	$(1,436,491)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(147,625,589)	$—	$(147,625,589)
VMTP Shares at Liquidation Value	—	(302,700,000)	—	(302,700,000)

	$—	$(450,325,589)	$—	$(450,325,589)

Portfolio Abbreviation		Portfolio Abbreviation (continued)

AGM	Assured Guaranty Municipal Corp.	CAB	Capital Appreciation Bonds

AMT	Alternative Minimum Tax	COP	Certificates of Participation

ARB	Airport Revenue Bonds	FHA	Federal Housing Administration

BAM	Build America Mutual Assurance Co.	FHLMC	Federal Home Loan Mortgage Corp.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable	FNMA	Federal National Mortgage Association

	Custodial Receipts	GNMA	Government National Mortgage Association

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Trust II (BLE)

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development

Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

13